POST-EMPLOYMENT BENEFITS - Remeasurement Recognized in OCI and Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
(Loss) return on plan assets (excluding interest income)	$ (44)	$ 160
Domestic defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
(Loss) return on plan assets (excluding interest income)	(114)	92
Change in financial assumptions	158	(168)
Change in demographic assumptions	(10)	0
Effect of experience adjustments	20	16
Remeasurement gain (loss), recognized in other comprehensive income and equity	$ 54	$ (60)